FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 13. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company had cash and cash equivalents of £1.2 million as of December 31, 2024. The cash and cash equivalents are carried at fair value due to the liquid nature of the instruments and are measured in Level 1. The Company’s trade and other receivables and accounts payable and accrued expenses are also carried at fair value due to the liquid nature and are measured in Level 1.

In addition, the Company also had numerous outstanding warrants that were classified in Level 2 due to our use of implied volatility in determining the expected volatility input for purposes of determining the instruments fair value via the Black-Scholes valuation model.

On November 27, 2022, the Company entered into the First Purchase Agreement with Investors as purchasers. Pursuant to the First Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 39 ADSs, pre-funded warrants to purchase up to 329 ADS (the “Pre-Funded Warrants”), Series A purchase warrants to purchase up to 368 ADSs (the “Series A Ordinary Warrants”) and Series B purchase warrants to purchase up to 368 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7,350,000, excluding any proceeds that may be received upon exercise of the Ordinary Warrants. In addition, the Company also issued placement agent warrants to purchase 28 ADSs. The purchase price for each ADS and associated Ordinary Warrants is $20,000 (on a post-split basis) and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $19,996 (on a post-split basis).

On March 27, 2023, the Company, entered into a Second Securities Purchase Agreement with Investors, pursuant to which the Company agreed to issue and sell an aggregate of 54 ADSs, pre-funded warrants to purchase up to 806 Pre-Funded Warrants, and Series C purchase warrants to purchase up to 859 ADSs Securities. In addition, the Company also issued placement agent warrants to purchase 64 ADSs. The purchase price for each ADS and associated Ordinary Warrants was $6,400 (on a post-split basis) and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $6,396 (on a post-split basis). The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and the Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

On July 10, 2023, the Company entered into a warrant amendment with an existing investor pursuant to which the Company and the investor agreed that certain Series A and Series B warrants to purchase 700 ADSs of the Company that were previously issued on November 30, 2022 (the “November 2022 Warrants”) and certain Series C warrants to purchase 859 ADSs of the Company that were previously issued on March 30, 2023 (the “March 2023 Warrants,” and together with the November 2022 Warrants, the “Existing Warrants”) would be amended as follows: (i) amend the current exercise price on all Existing Warrants so that it is now equal to £1,400, (ii) extend the termination date on 50% of the November 2022 Warrants and all of the March 2023 Warrants until May 30, 2028 and (iii) amend to the definition of “Black Scholes Value” included in Section 3(e) of the Existing Warrants. As a result of the amendments to the related warrants (Series A, Series B and Series C) they were reclassified to equity as they no longer contained a strike price denominated in a foreign currency. Further, the Series A, B and C warrants were also re-measured to a fair value of $6.40 per warrant as of the modification date using the Black-Scholes model with the following inputs:

July 10, 2023
Exercise price	$1,800
Share price	$1,800
Time to maturity	4.8 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%
Dividend yield	-

On August 30, 2023, the Company entered into an agreement with its Series A and B warrant holders whereby it induced 350 and 350 of the outstanding warrants, respectively. In addition, the Company also entered into an agreement with its Series C warrant holders to induce all of the outstanding warrants (859). The inducement resulted in gross proceeds to the Company of approximately $2.8 million. In order to incentivize the inducement, the Company issued 3,119 Series D warrants to the Series, A, B and C warrant holders. In addition, the Company also issued placement agent warrants to purchase 117 ADSs. The Ordinary Warrants were immediately exercisable and expire five 5.5 years from the date of issuance.

On December 18, 2023, the Company, entered into a Securities Purchase Agreement with Investors, pursuant to which the Company agreed to issue and sell an aggregate of 375 ADSs, pre-funded warrants to purchase up to 8,375 Pre-Funded Warrants, and Series C purchase warrants to purchase up to 8,750 ADSs Securities. The offering resulted in gross proceeds of $3.5 million. In addition, the Company also issued placement agent warrants to purchase 657 ADSs. The purchase price for each ADS and associated Ordinary Warrants was $400 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $400. The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and the Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

Liability Classified Warrants

The Company’s had certain liability classified warrants, including their Series A and B warrants (and corresponding placement agent warrants) and Series C placement agent warrants, that are still being re-measured to fair value at the end of each reporting period. The liability classified warrants had an exercise price range of $1,200-$25,000. As such, the fair value of the outstanding warrants were not material as of December 31, 2024, 2023, or 2022.

Series A warrants

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	December 31, 2024	December 31, 2023
Exercise price	$20,000	$20,000
Share price	$10.32	$634
Time to maturity	3.4 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.4%	4.0%
Dividend yield	0%	0%

Series B warrants

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	December 31, 2024	December 31, 2023
Exercise price	$20,000	$20,000
Share price	$10.32	$634
Time to maturity	0.4 years	1.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.4%	4.0%
Dividend yield	0%	0%

Series A-B placement agent warrants

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	December 31, 2024	December 31, 2023
Exercise price	$25,000	$25,000
Share price	$10.32	$634
Time to maturity	3.4 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.4%	4.0%
Dividend yield	0%	0%

Series D and E warrants

The Company issued equity classified Series D and E warrants on August 30, 2023 and December 18, 2023, respectively. The Series D and E warrants were subsequently exercised in full on March 12, 2024 and May 6, 2024, respectively. The fair value as of grant date for the various Series D and E warrants is as follows:

Series D warrants

The fair value of each of the warrants was $8.46 as of the August 30, 2023 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2023.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 30, 2023
Exercise price	$1,760
Share price	$2,200
Time to maturity	5.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series D placement agent warrants

The fair value of each of the warrants was $8.20 as of the August 30, 2023 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2024 and 2023.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 30, 2023
Exercise price	$2,200
Share price	$2,200
Time to maturity	5.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%
Dividend yield	-

Series E warrants

The fair value of each of the warrants was $1.97 as of the December 18, 2023 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2023.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

December 18, 2023
Exercise price	$400
Share price	$522
Time to maturity	5.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series E placement agent warrants

The fair value of each of the warrants was $1.89 as of the December 18, 2023 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2024 and 2023.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

December 18, 2023
Exercise price	$500
Share price	$522
Time to maturity	5.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series F warrants

The fair value of each of the warrants was $1.04 as of the May 8, 2024 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2024.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

May 8, 2024
Exercise price	$188
Share price	$294
Time to maturity	3.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series F placement agent warrants

The fair value of each of the warrants was $0.73 as of the May 8, 2024 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2024.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

May 8, 2024
Exercise price	$560
Share price	$294
Time to maturity	3.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series G warrants

The fair value of each of the warrants was $2.02 as of the August 15, 2024 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2024. No placement agent warrants were issued.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 15, 2024
Exercise price	$20
Share price	$58.24
Time to maturity	1.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series H warrants

The fair value of each of the warrants was $3.35 as of the August 29, 2024 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2024.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 29, 2024
Exercise price	$20
Share price	$85.45
Time to maturity	1.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series H placement agent warrants

The Company also granted 22,500 placement agent warrants with a fair value of $3.14 per warrant.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 29, 2024
Exercise price	$26
Share price	$85.45
Time to maturity	1.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%